Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
C.	DERIVATIVES

The Company enters into interest rate lock commitments (IRLCs) to originate residential mortgage loans, at specified interest rates and terms within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria. To determine the fair value of the IRLCs, each loan is evaluated based upon its stage in the application, approval and origination process for its likelihood of consummating the transaction (or “pullthrough”). Pullthrough is estimated based on changes in market conditions, loan stage, and actual borrower behavior using a historical analysis of IRLC closing rates. Generally, the further into the process the more likely the IRLC is to become a loan. The blended average pullthrough rate was 87% and 81%, for the nine months ended September 30, 2020 and 2019, respectively. The Company uses forward mortgage backed security contracts, which are known as forward loan sale commitments (or FLSCs), to economically hedge the IRLCs.

The following summarizes derivative instruments (in thousands):

	September 30, 2020			December 31, 2019
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs, net	$44,192	$12,679,184	(a)	$16,786	$6,727,739	(a)
FLSCs, net	(34,637)	16,395,549		(14,506)	10,674,680

Total	$9,555			$2,280

(a)	Pullthrough rate adjusted

C.	DERIVATIVES

The Company enters into commitments (IRLCs) to originate residential mortgage loans, at specified interest rates and terms within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria. To determine the fair value of the IRLCs, each loan is evaluated based upon its stage in the application, approval and origination process for its likelihood of consummating the transaction (or “pullthrough”). Pullthrough is estimated on changes in market conditions, loan stage, and actual borrower behavior using a historical analysis of IRLC closing rates. Most times, the further into the process the more likely the IRLC is to become a loan. The blended average pullthrough rate was 81.06% and 79.15%, for the years ended December 31, 2019 and 2018, respectively. The Company uses forward mortgage backed security contracts, which are also known as forward loan sale commitments (or “FLSCs”), to economically hedge the IRLCs.

The following summarizes derivative instruments at December 31 (in thousands):

	2019			2018
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs	$16,786	$6,727,739	(a)	$16,754	$2,624,201	(a)
FLSCs	(14,506)	10,674,680		(28,113)	4,557,785

Total	$2,280			$(11,359)

(a)	Pullthrough rate adjusted

C.	DERIVATIVES

The Company enters into commitments to originate residential mortgage loans, at specified interest rates and terms within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria which are called IRLCs. To determine the fair value of the IRLCs, each loan is evaluated based upon its stage in the application, approval and origination process for its likelihood of consummating the transaction (“pullthrough”). Pullthrough is estimated on changes in market conditions, loan stage, and actual borrower behavior using a historical analysis of IRLC closing rates. Most times, the further into the process the more likely the IRLC is to become a loan. The blended average pullthrough rate was 79.15% and 83.20% for the years ended December 31, 2018 and 2017, respectively. The Company uses forward mortgage backed security contracts, which are also known as forward loan sale commitments (or “FLSCs”) to economically hedge the IRLCs.

The following summarizes derivative instruments at December 31 (in thousands):

	2018			2017
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs	$16,754	$2,624,201	(a)	$3,586	$2,035,713	(a)
FLSCs	(28,113)	4,557,785		(8,205)	3,556,233

	$(11,359)			$(4,619)

(a)	Pullthrough rate adjusted